LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
LONG-TERM INVESTMENTS
Schedule of Equity Method Investments

	As of December 31,
	2018		2019

	Percentage of		Percentage of
Name of company	ownership	Amount	ownership	Amount
	%		%

Beijing Eastern Media Corporation Ltd. (“BEMC “) (1)	49	$1,769	49	$2,304

Beijing Hezhong Chuangjin Investment Co., Ltd. ("Hezhong Chuangjin") (2)	15	1,886	15	1,863

Lanmeihangbiao Tiandi Internet Investment Management (Beijing) Co., Ltd. ("LMHB") (3)	40	179	40	177

Beijing Yuyue Film Culture Co., Ltd (“Yuyue Film”) (4)	25	343	—	—

Unicom AirNet (Beijing) Network Co., Ltd. ("Unicom AirNet") (5)	39	15,413	39	11,970

Less: impairment on equity method investments:
Hezhong Chuangjin (2)		(1,886)		(1,863)
LMHB (3)		(179)		(177)
Yuyue Film (4)		(343)		—

Equity method investments, net (6)		$17,182		$14,274
(1)

In March 2008, the Group entered into a definitive agreement with China Eastern Media Corporation, Ltd., a subsidiary of China Eastern Group and China Eastern Airlines Corporation Limited operating the media resources of China Eastern Group, to establish a joint venture, BEMC. BEMC was incorporated on March 18, 2008 in the PRC with China Eastern Media Corporation and the Group holding 51% and 49% equity interest, respectively. BEMC obtained concession rights of certain media resources from China Eastern Group, including the digital TV screens on airplanes of China Eastern Airlines, and paid concession fees to its shareholders as consideration. The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence to the operation of BEMC. $57,  $247 and $562 gain on investment were picked up for the years ended December 31, 2017, 2018 and 2019, respectively.

(2)

In May 2015, the Group, together with several other third-party companies established Hezhong Chuangjin, which mainly focuses on internet financing. The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence to the operation of Hezhong Chuangjin. $78,  nil and nil loss on investment were picked up for the years ended December 31, 2017, 2018 and 2019, respectively. The operation has been ceased from December 2017, the investment has been provided full impairment as of December 31, 2017, and the accumulated impairment was $1,886 and $1,863 as of December 31, 2018 and 2019, respectively, with foreign currency translation adjustment.

(3)

In September 2015, AirNet Online entered into an agreement with BlueFocus Wireless Internet (Beijing) Investment Management Co., Ltd. and two individual investors to establish a joint venture, LMHB. LMHB is mainly engaged in investment management of Wi-Fi platform marketing and other mobile internet industries. The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence to the operation of LMHB. $48,  $33 and nil loss on investment were picked up for the years ended December 31, 2017, 2018 and 2019, respectively. The investment has been provided full impairment loss of $185 for the year ended December 31, 2018 and the accumulated impairment was $177 as of December 31 ,2019, with foreign currency translation adjustment.

(4)

In June 2016, Airnet Pictures entered into an agreement with two individual investors to establish a joint venture, Yuyue Film. Yuyue Film is mainly engaged in investment management of film investment and marketing. The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence to the operation of Yuyue Film. $95,  nil and nil loss on investment were pick up for the years ended December 31, 2017, 2018 and 2019, respectively. The investment has been provided full impairment loss of $355 for the year ended December 31, 2018. In 2019, Yuyue Film was disposed with no consideration. Therefore, the cost and accumulated impairment were written off as of December 31, 2019.

(5)

On February 22, 2017, AirNet Online established Unicom AirNet, jointly with Unicom Broadband Online Co., Ltd. and Chengdu Haite Kairong Aeronautical Technology Co., Ltd., a wholly owned subsidiary of a listed company providing aeronautical technical services. Pursuant to a capital contribution agreement entered into by the relevant parties, AirNet Online invested RMB117.9 million in Unicom AirNet. After this transaction, AirNet Online currently holds 39% of equity interests in Unicom AirNet. The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence to the operation of Unicom AirNet. $1,114 and $3,281 loss on investment was picked up for the years ended December 31, 2018 and 2019, respectively.

(6)

Equity method investments, net decreased by $2,908 from $17,182 as of December 31, 2018 to $14,274 as of December 31, 2019 was mainly due to a loss of $3,281 on investment was picked up for Unicom AirNet, offset by a gain of $562 on investment were picked up for BEMC.

Schedule of Cost Method Investments

The Group had the following equity investments without readily determinable fair values, other-than-temporary impairment of $49,273 and $48,662 was recognized as of December 31, 2018 and 2019, respectively:

	As of December 31,
	2018		2019

	Percentage of		Percentage of
Name of company	ownership	Amount	ownership	Amount
	%		%
Zhangshangtong Air Service (Beijing) Co., Ltd. ("Zhangshangtong") (1)	20	$392	20	$387

Beijing Zhongjiao Huineng Information Technology Co., Ltd (“Zhongjiao Huineng”) (2)	13	546	13	540

AM Advertising (3)	20	77,424	20	76,464

Less: impairment
Zhangshangtong (1)		(392)		(387)
Zhongjiao Huineng (2)		(546)		(540)
AM Advertising (3)		(48,335)		(47,736)

Equity investments without readily determinable fair values, net		$29,089		$28,728
(1)

In June 2010, the Group acquired 20% equity interest in Zhangshangtong Air Service (Beijing) Co., Ltd. ("Zhangshangtong"), a company established in the PRC that is mainly engaged in air tickets agency services. In 2018, a full impairment loss of $407 has been recorded for this investment considering the carrying value is not recoverable. The accumulated impairment was $387 as of December 31, 2019, with foreign currency translation adjustment. On June 22, 2020, the Group disposed the investment of 20% equity interest in Zhangshangtong and received a consideration amounted to RMB 0.4 million.

(2)

In January 2016, the Group acquired 13.3% equity interest in Zhongjiao Huineng, a company established in the PRC that is mainly engaged in providing WIFI and GPS service to logistic industry. In 2018, a full impairment loss of $567 has been recorded for this investment considering the carrying value is not recoverable. The accumulated impairment was $540 as of December 31, 2019, with foreign currency translation adjustment.

The investment in AM Advertising was accounted for using the cost method of accounting, as the Group does not have the ability to exercise significant influence to the operation from 2016. In December 2018, the Group transferred the 20.32% equity interests in AM Advertising but did not derecognized this long-term investment considering the existence of continuing involvement and more than trivial benefit owned by the Group. Meanwhile the Group determined the fair value of this investment in AM Advertising according to the transaction price received, which became the new basis of the investment. Hence, the investment impairment loss of $50,159 in AM Advertising has been recorded for the years ended December 31, 2018 and the accumulated impairment was $47,736 as of December 31, 2019, with foreign currency translation adjustment. As of October 30, 2019, the Group and the transferee entered into a supplementary agreement on the outstanding amount of RMB380 million. The Group assessed that the supplementary agreement cannot trigger the derecognition of the financial asset of equity investment without readily determinable fair values in AM Advertising as of December 31, 2019